Income Tax Expense - Summary of Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets And Liabilities [line items]
Total deferred tax assets	€ 1,974	€ 2,027
Deferred tax liabilities	(430)	(42)
Total deferred tax liabilities	(1,891)	(1,594)
Deferred Costs [Member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	845
Provision for contingent liabilities [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	677	621
Inventories obsolescence [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	297	152
Intercompany profit on inventory [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets		1,162
Deferred revenues and costs IFRS 15 [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	59
Other temporary differences [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	96	92
Deferred tax liabilities	(131)	(143)
Deferred revenue IFRS 15 [Member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	(934)	(716)
Unrealised net gains on foreign exchange [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	(396)	€ (735)
Withholding tax on unremitted earnings of subsidiaries [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	€ (430)